UNITED STATES
     SECURITIES AND EXCHANGE COMMISSION
         Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  6/30/99

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	    The Asset Management Committee of Ameritech Corporation
          as the authorized fiduciary of Ameritech Pension Trust
Address:  225 West Randolph Street
          Mail Stop 13A
          Chicago, IL  60606

Form 13F File Number:  28-7396

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Susan E. Manske
Title:   Committee Member
Phone:   312-609-6269

Signature, Place, and Date of Signing:

     Susan E. Manske    Chicago, Illinois     8/10/99

Report Type (Check only one.):

[ X]  13F HOLDINGS REPORT.

[  ]  13F NOTICE.

[  ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    8

Form 13F Information Table Value Total:    $444,645


List of Other Included Managers:


        NONE


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
                                                                FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB PROPERTY CORP              COM              00163T109    67022  2852011          SOLE                  2852011        0        0
PROLOGIS TR                    SH BEN INT       743410102   170559  8422657          SOLE                  8422657        0        0
SECURITY CAPITAL GROUP INC     CL A             81413P105     4320     5959          SOLE                     5959        0        0
ARCHSTONE CMNTYS TR            SH BEN INT       039581103    29861  1361189          SOLE                  1361189        0        0
PUBLIC STORAGE INC             COM              74460D109    20780   742125          SOLE                   742125        0        0
EQUITY OFFICE PROPERTIES TR    COM              294741103    30892  1205541          SOLE                  1205541        0        0
EQUITY RESIDENTIAL PPTYS TR    SH BEN INT       29476L107    68866  1528244          SOLE                  1528244        0        0
BANK UNITED CORP               COM              065412108    52345  1302525          SOLE                  1302525        0        0